Acquisitions, Discontinued Operations and Dispositions - Dispositions (Details) - USD ($) $ in Millions				12 Months Ended
	Aug. 01, 2018	Jun. 29, 2018	Jun. 28, 2018	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Parent guarantee				$ 2,010	$ 2,767
Other guarantees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Parent guarantee				288	721
BETM | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership sold	100.00%
Proceeds from sale of businesses, net of working capital adjustments	$ 71
Gain on sale of business	15
Cash collateral	4
BETM | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Letter of Credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Parent guarantee	119
BETM | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Other guarantees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Parent guarantee	$ 32
Canal Three | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business		$ 17
Cash received		$ 16
Cash proceeds			$ 167
Proceeds distributed to Company			$ 151
Other | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received				$ 22	$ 28